Capital Lease Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum capital lease payments
2012	$ 95
2013	93
2014	89
2015	81
2016	75
Thereafter	363
Total minimum lease payments	796
Less: Amount representing interest	251
Present value of net minimum lease payments	545
Assets held under capital lease
Interest paid on capital leases	51	55	56
Satellite
Assets held under capital lease
Assets held under capital lease, gross	527	554
Assets held under capital lease, accumulated amortization	(140)	(106)
Assets held under capital lease, net	387	448
Property and equipment
Assets held under capital lease
Assets held under capital lease, gross	104	93
Assets held under capital lease, accumulated amortization	(38)	(22)
Assets held under capital lease, net	$ 66	$ 71